Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 2) (PlainsCapital Merger and FNB Transaction, Non-covered loans, Acquired Impaired, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
PlainsCapital Merger and FNB Transaction | Non-covered loans | Acquired Impaired
Carrying values and the outstanding contractual balances of the PCI loans
Carrying amount	$ 60,787		$ 60,787		$ 100,392
Outstanding balance	83,534		83,534		141,983
Changes in the accretable yield for the acquired impaired loans
Balance, beginning of period	17,713	26,246	17,601	17,553
Increases in expected cash flows	6,141	141	9,616	12,137
Disposals of loans	(3,581)	(1,806)	(4,184)	(1,832)
Accretion	(8,369)	(4,463)	(11,129)	(7,740)
Balance, end of period	11,904	20,118	11,904	20,118
Nonaccretable Difference	$ 24,000		$ 24,000		$ 38,600